Greenspring Fund, Inc.
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202

May 4, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    Greenspring Fund, Inc. (the “Company”)
Securities Act Registration No.: 002-81956
Investment Company Registration No.: 811-03627

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, Greenspring Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated May 1, 2022 and filed electronically as Post-Effective Amendment No. 59 to the Fund’s Registration Statement on Form N-1A on April 29, 2022.

Please direct any inquiries regarding this filing to jay.fitton@usbank.com. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Jay S. Fitton
Jay S. Fitton
For U.S. Bank Global Fund Services